UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SB CAPITAL & INCOME FUND

FORM N-Q

SEPTEMBER 30, 2005

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 23.2%
Advertising - 0.0%
$625,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15 (a)	$639,063

Aerospace/Defense - 0.4%
2,375,000	B	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	2,303,750
275,000	A	General Dynamics Corp., 2.125% due 5/15/06 (b)	271,573
225,000	BBB-	Goodrich Corp., Notes, 7.500% due 4/15/08	237,978
300,000	BBB+	Lockheed Martin Corp., Notes, 7.700% due 6/15/08	321,999
		Raytheon Co., Notes:
238,000	BBB	6.750% due 8/15/07	246,040
267,000	BBB	4.500% due 11/15/07	265,596
7,500,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	7,987,500

		Total Aerospace/Defense	11,634,436

Agriculture - 0.0%
250,000	BBB	Bunge Ltd. Finance Corp., Senior Note, 4.375% due 12/15/08	246,587
250,000	A+	Cargill Inc., Notes, 6.250% due 5/1/06 (a)	252,752

		Total Agriculture	499,339

Apparel - 0.1%
		Levi Strauss & Co., Senior Notes:
725,000	B-	8.804% due 4/1/12 (b)(c)	726,813
500,000	B-	12.250% due 12/15/12	555,000
2,125,000	B-	9.750% due 1/15/15 (b)	2,178,125
400,000	A-	VF Corp., Notes, 8.100% due 10/1/05	400,000

		Total Apparel	3,859,938

Auto Manufacturers - 0.5%
325,000	BBB	DaimlerChrysler North America Holding Corp., Notes, 6.400% due 5/15/06	328,546
		Ford Motor Co.:
500,000	BB+	Debentures, 6.625% due 10/1/28 (b)	363,750
8,975,000	BB+	Notes, 7.450% due 7/16/31 (b)	7,045,375
		General Motors Corp., Debentures:
700,000	BB	8.250% due 7/15/23 (b)	547,750
6,025,000	BB	8.375% due 7/15/33 (b)	4,729,625

		Total Auto Manufacturers	13,015,046

Auto Parts & Equipment - 0.1%
1,875,000	CC	Delphi Corp., Senior Notes, 6.500% due 8/15/13 (b)(d)	1,265,625
129,573	B-	Dura Operating Corp., Senior Unsecured Notes, Series B, 8.625% due 4/15/12	115,968

		Total Auto Parts & Equipment	1,381,593

Banks - 0.2%
250,000	A+	ABN Amro Bank NV, Subordinated Notes, 7.125% due 6/18/07	260,235
325,000	A+	American Express Centurion Bank, Notes, 3.879% due 7/19/07 (c)	325,575
270,000	A	Banesto Finance Ltd., 7.500% due 3/25/07	280,559
400,000	A+	Bank of America Corp., Subordinated Notes, 6.375% due 2/15/08	415,571
175,000	BBB+	Bank United Corp., Senior Notes, 8.875% due 5/1/07	184,653
275,000	A	Corporacion Andina de Fomento, Notes, 4.010% due 1/26/07 (c)	275,032
200,000	A+	Credit Suisse First Boston USA Inc., Notes, 5.750% due 4/15/07 (b)	203,581
218,181	AA-	Fifth Third Bank, Notes, 2.870% due 8/10/09	209,352
250,000	AA-	FleetBoston Financial Corp., Medium-Term Notes, Series T, 4.200% due 11/30/07 (b)	248,458
210,000	A	Key Bank National Association, Notes, 5.000% due 7/17/07	211,336
350,000	A+	Marshall & Ilsley Bank, 3.800% due 2/8/08	344,241
300,000	A+	National City Bank, 2.500% due 4/17/06	297,154
300,000	A-	PNC Funding Corp., Senior Notes, 5.750% due 8/1/06	302,982

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Banks - 0.2% (continued)
$300,000	AA-	SunTrust Bank, 4.550% due 5/25/09	$293,244
350,000	AA-	U.S. Bank North America, Notes, 2.870% due 2/1/07	342,663
225,000	A-	Wachovia Corp., Subordinated Notes, 6.400% due 4/1/08	234,126
225,000	AA-	Wells Fargo & Co., Notes, 4.020% due 3/23/07 (c)	225,262
175,000	BBB+	Zions Bancorp., Senior Notes, 2.700% due 5/1/06	173,256

		Total Banks	4,827,280

Beverages - 0.3%
250,000	A+	Anheuser-Busch Cos. Inc., 9.000% due 12/1/09	291,101
300,000	A	Bottling Group LLC, Senior Notes, 2.450% due 10/16/06	293,565
275,000	A	Brown-Forman Corp., Notes, 3.000% due 3/15/08	264,465
6,000,000	B+	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12 (b)	6,367,500
250,000	A-	Diageo Capital PLC, Notes, 3.500% due 11/19/07	244,552

		Total Beverages	7,461,183

Building Materials - 0.3%
5,000,000	BBB-	American Standard Co. Inc., Senior Notes, 8.250% due 6/1/09	5,530,705
250,000	BBB+	Masco Corp., Notes, 6.750% due 3/15/06	252,540
1,600,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,480,000

		Total Building Materials	7,263,245

Chemicals - 1.8%
2,500,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	2,700,000
1,075,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (a)	1,096,500
5,000,000	B-	Compass Minerals Group Inc., Senior Subordinated Notes, 10.000% due 8/15/11	5,450,000
3,000,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11 (b)	3,285,000
4,524,000	B	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09 (b)	4,676,685
225,000	BBB	ICI Wilmington Inc., Global Notes, 4.375% due 12/1/08	221,364
7,500,000	BB-	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	8,128,125
4,750,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12 (b)	5,320,000
116,000	BB-	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	125,280
3,750,000	B-	OM Group Inc., 9.250% due 12/15/11	3,834,375
3,000	A	PPG Industries Inc., Notes, 6.500% due 11/1/07	3,105
1,375,000	B-	PQ Corp., 7.500% due 2/15/13 (a)	1,340,625
350,000	A-	Praxair Inc., Unsecured Notes, 2.750% due 6/15/08	333,582
4,475,000	B+	Resolution Performance Products LLC, Secured Notes, 8.000% due 12/15/09	4,631,625
		Rhodia SA:
		Senior Notes:
3,150,000	CCC+	7.625% due 6/1/10 (b)	3,087,000
1,500,000	CCC+	10.250% due 6/1/10 (b)	1,593,750
1,850,000	CCC+	Senior Subordinated Notes, 8.875% due 6/1/11 (b)	1,757,500

		Total Chemicals	47,584,516

Coal - 0.0%
650,000	BB	Luscar Coal Ltd., Senior Notes, 9.750% due 10/15/11 (b)	705,250

Commercial Services - 0.4%
350,000	BBB+	Cendant Corp., Notes, 6.875% due 8/15/06	356,578
1,925,000	B-	Cenveo Corp., Senior Subordinated Notes, 7.875% due 12/1/13 (b)	1,867,250
6,500,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	6,841,250
129,000	B+	United Rentals North America Inc., Senior Subordinated Notes, 7.750% due 11/15/13 (b)	125,130

		Total Commercial Services	9,190,208

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Computers - 0.3%
$550,000	A-	Hewlett-Packard Co., Senior Notes, 5.500% due 7/1/07	$558,645
275,000	A+	IBM Canada Credit Services Co., Senior Notes, 3.750% due 11/30/07 (a)	269,781
900,000	B-	SunGard Data Systems Inc., Senior Unsecured Notes, 9.125% due 8/15/13 (a)	937,125
7,000,000	BB-	Unisys Corp., Senior Notes, 8.500% due 10/15/15 (b)	6,982,500

		Total Computers	8,748,051

Cosmetics/Personal Care - 0.0%
275,000	A	Avon Products Inc., Senior Notes, 7.150% due 11/15/09	300,171
350,000	AA-	Gillette Co., Notes, 3.500% due 10/15/07	343,254

		Total Cosmetics/Personal Care	643,425

Diversified Financial Services - 1.5%
5,000,000	CCC+	Alamosa Delaware Inc., Senior Notes, 8.500% due 1/31/12	5,362,500
250,000	A+	American General Finance Corp., Medium-Term Notes, Series G, 5.750% due 3/15/07 (b)	253,543
325,000	BBB+	Amvescap PLC, Senior Notes, 5.900% due 1/15/07	329,096
2,925,000	B-	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14 (b)	3,268,687
250,000	A	Bear Stearns Cos. Inc., Notes, 5.700% due 1/15/07	253,787
500,000	A+	BHP Finance USA Ltd., Senior Notes, 6.690% due 3/1/06	505,125
112,000	A	Boeing Capital Corp., Senior Notes, 5.650% due 5/15/06 (b)	112,987
200,000	BBB	Capital One Bank, Notes, 5.750% due 9/15/10	206,854
275,000	A	Caterpillar Financial Services Corp., Senior Notes, 3.000% due 2/15/07	269,549
250,000	A	CIT Group Inc., Senior Notes, 5.500% due 11/30/07 (b)	254,280
249,876	A-	Core Investment Grade Bond Trust I, Pass-Through Certificates, 4.659% due 11/30/07	248,623
275,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	267,305
		Ford Motor Credit Co.:
250,000	BB+	Global Landmark Securities, 6.500% due 1/25/07 (b)	250,368
4,350,000	BB+	Notes, 7.000% due 10/1/13 (b)	4,039,989
250,000	AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 3.984% due 6/22/07 (b)(c)	250,376
		General Motors Acceptance Corp., Notes:
175,000	BB	6.125% due 9/15/06 (b)	175,596
6,950,000	BB	6.750% due 12/1/14 (b)	6,055,264
250,000	A	HSBC Finance Corp., Senior Subordinated Notes, 5.875% due 2/1/09	258,191
225,000	AA-	International Lease Finance Corp., Notes, 5.750% due 10/15/06	227,193
325,000	A-	John Deere Capital Corp., Medium-Term Notes, Series D, 4.400% due 7/15/09	321,590
250,000	A+	JPMorgan Chase & Co., Senior Notes, 5.350% due 3/1/07	252,969
275,000	A+	Morgan Stanley, 5.800% due 4/1/07 (b)	279,596
310,000	A+	Nationwide Building Society, Medium-Term Notes, 2.625% due 1/30/07 (a)	302,488
1,500,000	AA-(e)	North Street Referenced Linked Notes 2000-1 Ltd., Class A, 4.380% due 7/30/10 (a)(c)	787,500
170,000	A+	Rio Tinto Finance USA Ltd., 2.625% due 9/30/08	160,260
200,000	A	SLM Corp., Medium-Term Notes, Series A, 3.850% due 1/26/09 (c)	200,611
9,588,416	BB-	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.651% due 6/15/15 (a)(c)	9,784,509
300,000	A-	Textron Financial Corp., Medium-Term Notes, Series E, 2.750% due 6/1/06	297,063
275,000	AAA	TIAA Global Markets Inc., Notes, 4.125% due 11/15/07 (a)	272,199
325,000	AAA	Toyota Motor Credit Corp., Medium-Term Notes, 5.650% due 1/15/07	328,748
2,750,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	2,942,500

		Total Diversified Financial Services	38,519,346

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Electric - 1.6%
$5,250,000	B-	AES Corp., Senior Notes, 7.750% due 3/1/14 (b)	$5,591,250
		Calpine Corp.:
2,125,000	B-	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(b)	1,530,000
		Senior Notes:
1,345,000	CCC	8.625% due 8/15/10 (b)	712,850
16,700,000	CCC	8.500% due 2/15/11 (b)	8,934,500
2,500,000	CCC+	Calpine Generating Co. LLC, Secured Notes, 13.231% due 4/1/11 (b)(c)	2,387,500
221,000	A	Consolidated Edison Co. of New York Inc., Debentures, 6.250% due 2/1/08	228,907
150,000	BBB	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08	147,791
7,500,000	B+	Edison Mission Energy, Senior Notes, 10.000% due 8/15/08	8,343,750
175,000	BBB+	Entergy Gulf States Inc., First Mortgage Notes, 3.600% due 6/1/08	168,138
250,000	A-	FPL Group Capital Inc., Notes, 3.250% due 4/11/06	248,596
250,000	A	Georgia Power Co., 4.875% due 7/15/07	251,186
245,000	A-	Midamerican Energy Co., Medium-Term Notes, 6.375% due 6/15/06	248,321
250,000	A+	Niagara Mohawk Power Corp., First Mortgage Notes, 7.750% due 5/15/06	255,096
200,000	BBB	Nisource Finance Corp., Senior Notes, 7.625% due 11/15/05	200,741
4,894,865	BB	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	5,237,506
175,000	BBB-	Pinnacle West Capital Corp., Senior Notes, 6.400% due 4/1/06	176,565
5,000,000	B+	Reliant Energy Inc., Senior Secured Notes, 9.250% due 7/15/10 (b)	5,450,000
1,325,000	B	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (a)	1,354,813

		Total Electric	41,467,510

Entertainment - 0.7%
4,000,000	B+	Argosy Gaming Co., Senior Subordinated Notes, 7.000% due 1/15/14	4,457,560
4,500,000	B-	Cinemark Inc., Senior Discount Notes, step bond to yield 9.761% due 3/15/14	3,172,500
5,000,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	4,818,750
250,000	CCC+	Loews Cineplex Entertainment Corp., Senior Subordinated Notes, 9.000% due 8/1/14 (b)	244,375
3,655,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	3,673,275
2,525,000	CCC	Six Flags Inc., Senior Notes, 9.625% due 6/1/14 (b)	2,499,750

		Total Entertainment	18,866,210

Environmental Control - 0.2%
		Allied Waste North America Inc.:
1,100,000	BB-	Senior Notes, 7.250% due 3/15/15 (a)(b)	1,089,000
		Senior Secured Notes, Series B:
683,000	BB-	9.250% due 9/1/12	742,762
4,950,000	B+	7.375% due 4/15/14 (b)	4,677,750

		Total Environmental Control	6,509,512

Food - 0.6%
6,500,000	BB+	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-2, 8.620% due 1/2/25	7,284,062
300,000	A	Campbell Soup Co., Notes, 6.900% due 10/15/06	306,403
2,000,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	2,160,000
41,000	B+	Dole Food Co. Inc., Senior Notes, 8.875% due 3/15/11	42,743
300,000	A-	Heinz H.J. Co., Notes, 6.000% due 3/15/08 (b)	307,742
200,000	BBB+	Kellogg Co., Senior Notes, 2.875% due 6/1/08	190,957
325,000	BBB+	Kraft Foods Inc., Notes, 4.625% due 11/1/06	325,197
341,000	A	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	351,415
5,000,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	4,750,000
325,000	BBB-	Safeway Inc., Senior Unsecured Notes, 6.500% due 11/15/08	338,566

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Food - 0.6% (continued)
$275,000	A+	Unilever Capital Corp., Senior Notes, 6.875% due 11/1/05	$275,606

		Total Food	16,332,691

Forest Products & Paper - 0.5%
2,445,000	BB-	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	2,212,725
2,450,000	B+	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	2,333,625
3,000,000	BB	Bowater Inc., Notes, 6.500% due 6/15/13 (b)	2,812,500
2,975,000	B+	Buckeye Technologies Inc., Senior Notes, 8.500% due 10/1/13	3,034,500
1,875,000	BB-	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11 (b)	1,893,750
1,425,000	BB+	Domtar Inc., Notes, 7.125% due 8/15/15 (b)	1,313,667
200,000	BBB	Weyerhaeuser Co., Unsecured Notes, 5.250% due 12/15/09	201,621

		Total Forest Products & Paper	13,802,388

Health Care Services - 0.9%
1,750,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,828,750
275,000	A-	Baxter International Inc., Notes, 5.250% due 5/1/07 (b)	277,360
1,325,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (b)	1,349,844
		HCA Inc., Senior Unsecured Notes:
175,000	BB+	7.125% due 6/1/06	178,132
5,800,000	BB+	6.375% due 1/15/15 (b)	5,767,236
5,500,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	5,733,750
1,550,000	B	InSight Health Services Holdings Corp., Senior Secured Notes, 9.174% due 11/1/11 (a)(c)	1,519,000
225,000	BBB	Quest Diagnostics Inc., Senior Notes, 6.750% due 7/12/06	228,551
		Tenet Healthcare Corp., Senior Notes:
4,350,000	B	7.375% due 2/1/13 (b)	4,143,375
25,000	B	9.875% due 7/1/14	26,250
3,050,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13 (b)	3,103,375
250,000	A	UnitedHealth Group Inc., Senior Notes, 3.300% due 1/30/08 (b)	243,085
175,000	BBB	Waste Management Inc., 7.000% due 10/15/06	178,855
175,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	177,259

		Total Health Care Services	24,754,822

Holding Companies-Diversified - 0.2%
3,000,000	CCC+	Atlantic Broadband Finance LLC, Senior Subordinated Notes, 9.375% due 1/15/14 (b)	2,850,000
1,600,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)(b)	1,572,000

		Total Holding Companies-Diversified	4,422,000

Home Builders - 0.0%
175,000	BBB	Centex Corp., Notes, 4.750% due 1/15/08 (b)	173,985

Home Furnishings - 0.1%
2,725,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14 (b)	2,752,250

Household Durables - 0.0%
750,000	CC	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	543,750

Household Products/Wares - 0.1%
2,025,000	CCC+	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11 (b)	2,123,719

Insurance - 0.1%
225,000	AA	Allstate Financial Global Funding, Notes, 2.500% due 6/20/08 (a)	212,422
250,000	A-	Hartford Financial Services Group Inc., Senior Notes, 2.375% due 6/1/06	246,669
300,000	BBB	Marsh & McLennan Cos. Inc., Notes, 3.710% due 7/13/07 (c)	298,778
325,000	A	MGIC Investment Corp., Senior Notes, 7.500% due 10/15/05	325,302
500,000	AA	Monument Global Funding, Senior Secured Notes, 6.050% due 1/19/06 (a)	502,509
300,000	AA-	Nationwide Life Global Funding I, Notes, 4.090% due 9/28/07 (a)(c)	300,370

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Insurance - 0.1% (continued)
$325,000	AA	Protective Life Secured Trust, Medium-Term Notes, 3.700% due 11/24/08	$318,007
220,000	BBB+	Unitrin Inc., Senior Notes, 5.750% due 7/1/07	222,842

		Total Insurance	2,426,899

Leisure Time - 0.0%
250,000	A-	Carnival Corp., Senior Notes, 3.750% due 11/15/07	245,356

Lodging - 0.1%
573	B	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875% due 5/15/12	637

Machinery-Construction & Mining - 0.0%
129,573	B	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	131,517

Media - 2.6%
		CCH I Holdings LLC:
		Senior Accreting Notes:
10,000,000	CCC-	Step bond to yield 17.231% due 1/15/14 (a)	8,300,000
11,975,000	CCC-	Step bond to yield 16.292% due 5/15/14 (a)	8,622,000
2,807,188	CCC-	Senior Secured Notes, 11.000% due 10/1/15 (a)	2,751,044
175,000	BBB-	Clear Channel Communications Inc., Senior Notes, 3.125% due 2/1/07	170,779
		CSC Holdings Inc.:
5,000,000	BB-	Senior Notes, Series B, 7.625% due 4/1/11 (b)	4,937,500
500,000	B+	Senior Subordinated Debentures, 10.500% due 5/15/16 (b)	540,625
		Dex Media Inc., Discount Notes:
5,000,000	B	step bond to yield 8.700% due 11/15/13 (b)	3,962,500
3,000,000	B	step bond to yield 9.248% due 11/15/13	2,377,500
2,950,000	BB-	DirecTV Holdings LLC/DirecTV Financing Co. Inc., Senior Notes, 6.375% due 6/15/15 (a)	2,942,625
		EchoStar DBS Corp., Senior Notes:
1,625,000	BB-	9.125% due 1/15/09 (b)	1,714,375
2,000,000	BB-	6.625% due 10/1/14 (b)	1,990,000
1,425,000	B-	Emmis Communications Corp., Senior Notes, 9.745% due 6/15/12 (c)	1,442,813
1,625,000	B-	LIN Television Corp., Senior Subordinated Notes, 6.500% due 5/15/13 (a)(b)	1,547,812
6,850,000	B	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13 (b)	6,832,875
3,250,000	CCC+	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14 (b)	2,941,250
2,000,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	2,270,000
225,000	A-	Reed Elsevier Capital Inc., 6.125% due 8/1/06	227,129
2,825,000	B-	Salem Communications Holding Corp., Senior Subordinated Notes, Series B, 9.000% due 7/1/11	3,026,281
2,900,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	2,983,375
175,000	BBB+	TCI Communications Inc., Senior Notes, 6.875% due 2/15/06	176,354
175,000	BBB+	Time Warner Inc., 6.125% due 4/15/06	176,482
225,000	A-	Walt Disney Co., Medium-Term Notes, 5.500% due 12/29/06	227,504
1,129,000	B+	Yell Finance BV, Senior Notes, 10.750% due 8/1/11 (b)	1,241,900
7,500,000	CCC	Young Broadcasting Inc., Senior Subordinated Notes, 8.750% due 1/15/14 (b)	6,693,750

		Total Media	68,096,473

Mining - 0.1%
3,000,000	B	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (a)	2,850,000

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Miscellaneous Manufacturing - 0.4%
		Cooper Industries Inc.:
$275,000	A-	5.250% due 7/1/07	$277,591
275,000	A-	Senior Notes, 5.500% due 11/1/09	281,778
225,000	A	Honeywell International Inc., Notes, 6.875% due 10/3/05	225,000
304,000	A-	Ingersoll-Rand Co., Notes, 6.250% due 5/15/06	307,467
2,500,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)(b)	2,496,875
4,000,000	B	Koppers Inc., 9.875% due 10/15/13	4,440,000
1,550,000	CCC+	Park-Ohio Industries Inc., 8.375% due 11/15/14 (b)	1,352,375

		Total Miscellaneous Manufacturing	9,381,086

Office/Business Equipment - 0.0%
1,175,000	BB	IKON Office Solutions Inc., Senior Notes, 7.750% due 9/15/15 (a)(b)	1,160,313

Oil & Gas - 0.9%
250,000	BBB+	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06	252,923
		Chesapeake Energy Corp., Senior Notes:
4,625,000	BB	6.375% due 6/15/15	4,671,250
1,425,000	BB	6.250% due 1/15/18	1,403,625
3,250,000	B+	Cimarex Energy Co., 9.600% due 3/15/12	3,542,500
500,000	A-	Conoco Funding Co., 5.450% due 10/15/06	505,084
200,000	BBB+	EOG Resources Inc., Senior Notes, 6.000% due 12/15/08	206,181
2,975,000	B	EXCO Resources Inc., 7.250% due 1/15/11	3,094,000
150,000	A-	Noble Drilling Corp., Senior Notes, 6.950% due 3/15/09	160,132
250,000	A	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	262,689
1,400,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17 (a)	1,426,250
5,000,000	B	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	4,937,500
2,097,000	B	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11 (b)	2,201,850
600,000	B-	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14 (a)	611,250

		Total Oil & Gas	23,275,234

Oil & Gas Services - 0.2%
175,000	BBB+	Cooper Cameron Corp., Senior Notes, 2.650% due 4/15/07	169,208
5,000,000	B-	Hanover Compressor Co., Subordinated Notes, zero coupon bond to yield 8.521% due 3/31/07 (b)	4,525,000

		Total Oil & Gas Services	4,694,208

Packaging & Containers - 0.7%
2,500,000	D	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13 (d)	1,612,500
2,900,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (b)	2,740,500
2,458,000	B	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	2,322,810
5,000,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	5,050,000
2,800,000	B	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10 (b)	2,856,000
900,000	CCC-	Pliant Corp., Senior Subordinated Notes, 13.000% due 6/1/10 (b)	432,000
2,900,000	B	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14 (b)	2,595,500

		Total Packaging & Containers	17,609,310

Pharmaceuticals - 0.1%
573	BB+	AmerisourceBergen Corp., Senior Unsecured Notes, 7.250% due 11/15/12	666
2,675,000	CCC+	Warner Chilcott Corp., 8.750% due 2/1/15 (a)	2,581,375
305,000	A	Wyeth, Notes, 4.375% due 3/1/08	303,397

		Total Pharmaceuticals	2,885,438

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pipelines - 1.0%
$175,000	BBB+	Consolidated Natural Gas Co., Senior Notes, Series B, 5.375% due 11/1/06	$176,379
175,000	BBB	Duke Energy Field Services LLC, Senior Notes, 5.750% due 11/15/06 (b)	177,032
		Dynegy Holdings Inc.:
6,150,000	CCC+	Debentures, 7.125% due 5/15/18	5,719,500
2,500,000	B-	Senior Secured Notes, 10.125% due 7/15/13 (a)	2,800,000
		El Paso Corp., Medium-Term Notes:
400,000	B-	7.375% due 12/15/12	404,000
5,000,000	B-	7.800% due 8/1/31 (b)	5,037,500
3,550,000	B-	7.750% due 1/15/32 (b)	3,594,375
		Williams Cos. Inc.:
2,500,000	B+	Notes, 8.750% due 3/15/32	2,962,500
		Senior Notes:
2,500,000	B+	7.625% due 7/15/19 (b)	2,718,750
2,500,000	B+	7.750% due 6/15/31 (b)	2,718,750

		Total Pipelines	26,308,786

REITS - 0.5%
1,800,000	B-	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	1,966,500
		Host Marriott LP, Senior Notes:
950,000	B+	7.125% due 11/1/13 (b)	974,937
5,100,000	B+	Series O, 6.375% due 3/15/15 (b)	4,972,500
5,000,000	CCC+	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11 (b)	5,325,000

		Total REITS	13,238,937

Resorts/Casinos - 1.6%
		Caesars Entertainment Inc., Senior Subordinated Notes:
4,000,000	BB+	8.875% due 9/15/08	4,385,000
575,000	BB+	7.875% due 3/15/10	628,187
1,000,000	BB+	8.125% due 5/15/11 (b)	1,118,750
4,425,000	BB+	Series A, 7.875% due 12/15/05 (b)	4,463,719
2,750,000	BBB-	Hilton Hotels Corp., Notes, 7.625% due 12/1/12 (b)	3,099,605
2,450,000	B	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15 (a)	2,385,687
2,350,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (b)	2,279,500
		MGM MIRAGE Inc., Senior Subordinated Notes,
6,000,000	B+	9.750% due 6/1/07	6,420,000
116,000	B+	9.375% due 2/15/10 (b)	128,470
4,000,000	B+	8.375% due 2/1/11 (b)	4,320,000
6,000,000	B+	Series B, 10.250% due 8/1/07	6,480,000
1,525,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	1,563,125
5,500,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16 (b)	5,603,125

		Total Resorts/Casinos	42,875,168

Retail - 0.7%
550,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	561,000
350,000	A	Costco Wholesale Corp., Senior Notes, 5.500% due 3/15/07	354,357
275,000	A-	CVS Corp., Notes, 5.625% due 3/15/06	276,292
2,950,000	CCC+	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12 (b)	2,964,750
275,000	AA	Home Depot Inc., Senior Notes, 5.375% due 4/1/06	276,219
3,000,000	BB+	J.C. Penney Co. Inc., Notes, 8.000% due 3/1/10	3,292,500
1,955,000	B-	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	2,179,825
3,025,000	B-	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14 (b)	3,025,000
300,000	A+	Lowe’s Cos. Inc., Notes, 7.500% due 12/15/05	301,815
1,125,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	1,125,000
		Rite Aid Corp.:
725,000	B-	Notes, 6.125% due 12/15/08 (a)	692,375

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Retail - 0.7% (continued)
$2,500,000	B-	Senior Debentures, 6.875% due 8/15/13 (b)	$2,131,250
300,000	B+	Senior Secured Second Lien Notes, 8.125% due 5/1/10 (b)	307,500
275,000	A+	Target Corp., Senior Notes, 5.500% due 4/1/07 (b)	279,213
875,000	B-	Toys “R” Us Inc., Notes, 7.375% due 10/15/18 (b)	704,375
350,000	AA	Wal-Mart Canada Venture Corp., Notes, 5.580% due 5/1/06 (a)	352,740

		Total Retail	18,824,211

Semiconductors - 0.2%
		Amkor Technology Inc., Senior Notes:
250,000	B-	9.250% due 2/15/08 (b)	235,625
5,129,000	B-	7.750% due 5/15/13 (b)	4,410,940

		Total Semiconductors	4,646,565

Telecommunications - 3.0%
2,500,000	BB-	American Tower Corp., Senior Notes, 7.500% due 5/1/12 (b)	2,662,500
2,500,000	BB+	AT&T Corp., Senior Notes, 9.750% due 11/15/31	3,178,125
1,875,000	CCC	Centennial Communications Corp., Senior Notes, 10.125% due 6/15/13	2,118,750
275,000	A+	GTE Corp., Debentures, 6.360% due 4/15/06	277,705
250,000	A+	GTE North Inc., Debentures, Series H, 5.650% due 11/15/08 (b)	254,189
11,750,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	12,396,250
1,025,000	B+	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (a)(c)	1,048,063
2,200,000	B	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.222% due 2/1/15 (a)	1,463,000
		Lucent Technologies Inc.:
3,500,000	B	5.500% due 11/15/08	3,491,250
10,000,000	B	Debentures, 6.450% due 3/15/29	8,800,000
3,800,000	B+	MCI Inc., Senior Notes, 8.735% due 5/1/14	4,246,500
5,000,000	A	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12	5,871,020
5,050,000	A-	Nextel Communications Inc., Senior Serial Redeemable Notes, Series D, 7.375% due 8/1/15	5,410,858
400,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14 (b)	415,000
845,000	B+	PanAmSat Corp., 9.000% due 8/15/14 (b)	895,700
		Qwest Services Corp., Senior Secured Notes:
5,255,000	B	13.500% due 12/15/10	6,043,250
10,675,000	B	14.000% due 12/15/14	12,996,812
285,000	A	SBC Communications Inc., Notes, 5.750% due 5/2/06	287,166
200,000	A-	Sprint Capital Corp., 6.000% due 1/15/07	203,395
301,000	BBB+	Telecom Italia Capital, Senior Notes, 4.000% due 11/15/08	293,901
3,000,000	CCC	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	3,345,000
2,375,000	BBB-	US Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	2,743,125

		Total Telecommunications	78,441,559

Textiles - 0.1%
380,000	A	Cintas Corp., Number 2, 5.125% due 6/1/07	383,152
1,750,000	B-	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14 (b)	1,618,750
1,875,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14 (a)(b)	1,003,125

		Total Textiles	3,005,027

Tobacco - 0.0%
200,000	BBB	Altria Group Inc., Notes, 7.200% due 2/1/07	205,795

Transportation - 0.2%
284,000	BBB	FedEx Corp., Global Notes, 2.650% due 4/1/07	276,097
1,150,000	CCC+	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	1,237,688

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Transportation - 0.2% (continued)
$2,500,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	$2,600,000

		Total Transportation	4,113,785

Water - 0.0%
276,000	BBB+	United Utilities PLC, Notes, 6.450% due 4/1/08	286,536

		TOTAL CORPORATE BONDS & NOTES (Cost - $602,480,397)	612,423,596

CONVERTIBLE BONDS & NOTES - 10.6%
Airlines - 0.1%
4,000,000	CCC+	Continental Airlines Inc., Series B, 4.500% due 2/1/07 (b)	3,280,000

Biotechnology - 2.7%
		BioMarin Pharmaceuticals Inc., Subordinated Notes:
9,800,000	NR	3.500% due 6/15/08	9,359,000
6,000,000	NR	3.500% due 6/15/08 (a)	5,730,000
6,000,000	NR	Enzon Pharmaceuticals Inc., Subordinated Notes, 4.500% due 7/1/08	5,475,000
		InterMune Inc.:
2,000,000	NR	0.250% due 3/1/11	1,757,500
7,400,000	NR	Senior Notes, 0.250% due 3/1/11 (a)	6,502,750
6,000,000	NR	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	5,317,500
12,000,000	NR	Nektar Therapeutics, 3.500% due 10/17/07	11,805,000
15,300,000	B-	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	13,425,750
6,000,000	NR	Oscient Pharmaceutical Corp., 3.500% due 4/15/11	4,717,500
4,500,000	NR	Vertex Pharmaceuticals Inc., Senior Subordinated Notes, 5.750% due 2/15/11 (a)	7,098,750

		Total Biotechnology	71,188,750

Capital Markets - 0.1%
3,750,000	B-	E*TRADE Financial Corp., Subordinated Notes, 6.000% due 2/1/07	3,810,937

Commercial Services & Supplies - 0.3%
10,000,000	B+	Allied Waste North America Inc., Senior Subordinated Debentures, 4.250% due 4/15/34	8,825,000

Communications Equipment - 2.1%
45,000,000	B	Ciena Corp., Senior Notes, 3.750% due 2/1/08	41,343,750
4,000,000	BB-	Comverse Technology Inc., Senior Debenture Notes, 1.500% due 12/1/05	3,960,000
7,200,000	B-	Nortel Networks Corp., 4.250% due 9/1/08	6,813,000
4,000,000	NR	Terayon Communication Systems Inc., Subordinated Notes, 5.000% due 8/1/07	3,855,000

		Total Communications Equipment	55,971,750

Computers & Peripherals - 0.1%
4,000,000	CCC+	Silicon Graphics Inc., Senior Notes, 6.500% due 6/1/09	3,140,000

Independent Power Producers & Energy Traders - 0.1%
4,000,000	CCC	Calpine Corp., 4.750% due 11/15/23	2,200,000

Media - 0.8%
		Charter Communications Inc., Senior Notes, Class A Shares:
3,230,000	CCC-	5.875% due 11/16/09	2,680,900
2,770,000	CCC-	5.875% due 11/16/09 (a)	2,299,100
15,000,000	B	Mediacom Communications Corp., Senior Notes, 5.250% due 7/1/06	15,000,000

		Total Media	19,980,000

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 0.9%
$40,000,000	B-	El Paso Corp., Debentures, zero coupon bond to yield 7.987% due 2/28/21	$21,750,000
11,000,000	NR	Friede Goldman Halter Inc., 4.500% due 12/15/09 (d)(f)	907,500

		Total Oil, Gas & Consumable Fuels	22,657,500

Pharmaceuticals - 0.5%
3,500,000	CCC+	Alpharma Inc., Senior Subordinated Notes, 3.000% due 6/1/06	4,515,000
8,000,000	CCC+	Sepracor Inc., Subordinated Debentures, 5.000% due 2/15/07	8,030,000

		Total Pharmaceuticals	12,545,000

Semiconductors & SemiConductor Equipment - 1.1%
32,000,000	NR	Atmel Corp., Subordinated Notes, zero coupon bond to yield 14.684% due 5/23/21	15,240,000
14,000,000	CCC	Conexant Systems Inc., Subordinated Notes, 4.000% due 2/1/07 (b)	13,580,000

		Total Semiconductors & Semiconductor Equipment	28,820,000

Software - 1.2%
4,000,000	NR	BEA Systems Inc., Subordinated Notes, 4.000% due 12/15/06 (b)	3,970,000
14,000,000	NR	i2 Technologies Inc., Subordinated Notes, 5.250% due 12/15/06	13,475,000
14,000,000	NR	Manugistics Group Inc., Subordinated Notes, 5.000% due 11/1/07	13,335,000

		Total Software	30,780,000

Specialty Retail - 0.2%
6,250,000	A-	TJX Co. Inc., zero coupon bond to yield 1.443% due 2/13/21	4,812,500

Wireless Telecommunications - 0.4%
17,000,000	BB+	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29 (g)	10,582,500

		TOTAL CONVERTIBLE BONDS & NOTES (Cost - $279,737,796)	278,593,937

ASSET-BACKED SECURITIES - 1.9%
Credit Card - 0.0%
167,845	B	First Consumers Master Trust, Series 2001-A, Class A, 4.078% due 9/15/08 (c)	166,892

Home Equity - 1.9%
500,000	A+	ACE Securities Corp., Series 2004-OP1, Class M3, 5.080% due 4/25/34 (c)	501,239
336,129	BBB+	Aegis Asset-Backed Securities Trust, Series 2004-2N, Class N1, 4.500% due 4/25/34 (a)	335,582
		Ameriquest Mortgage Securities Inc.:
1,000,000	A	Series 2003-12, Class M2, 5.530% due 11/25/33 (c)	1,027,193
1,500,000	BB+	Series 2004-R08, Class M10, 6.330% due 9/25/34 (a)(c)	1,415,677
		Argent NIM Trust:
70,511	BBB+	Series 2004-WN08, Class A, 4.700% due 7/25/34 (a)	70,422
250,000	BBB-	Series 2004-WN10, Class B, 7.385% due 11/25/34 (a)	250,000
		Argent Securities Inc.:
1,250,000	BBB-	Series 2004-W8, Class M10, 7.330% due 5/25/34 (c)	1,227,931
3,000,000	A+	Series 2004-W8, Class M4, 5.130% due 5/25/34 (c)	3,028,023
		Bear Stearns Asset-Backed Securities Inc.:
1,500,000	AA+	Series 2004-HE5, Class M1, 4.400% due 7/25/34 (c)	1,500,899
1,659,533	A+	Series 2005-AC4, Class M2, 4.500% due 7/25/35 (c)	1,659,581
		Bear Stearns Asset-Backed Securities Inc. NIM Trust:
76,453	BBB	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (a)	76,034
283,690	BBB	Series 2004-HE1N, Class A1, 5.500% due 2/25/34 (a)	283,142
		Series 2004-HE5N:
158,688	A	Class A1, 5.000% due 7/25/34 (a)	158,291
79,000	BBB	Class A2, 5.000% due 7/25/34 (a)	78,546
268,309	BBB	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (a)	267,079

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity - 1.9% (continued)
$1,900,000	A	Chase Funding Mortgage Loan Asset-Backed, Series 2004-01, Class 2M2, 4.710% due 7/25/33 (c)	$1,905,919
257,185	BBB	Cityscape Home Equity Loan Trust, Series 1997-C, Class B1A, 5.480% due 7/25/28 (c)(h)	167,291
		Countrywide Asset-Backed Certificates:
750,000	AA	Series 2003-03, Class M4, 5.230% due 3/25/33 (c)	755,705
336,863	BBB	Series 2004-02N, Class N1, 5.000% due 2/25/35 (a)	335,010
440,000	AA	Series 2004-05, Class M4, 5.080% due 6/25/34 (c)	447,051
271,743	BBB	Series 2004-05N, Class N1, 5.500% due 10/25/35 (a)	270,818
1,250,000	AA	Series 2004-BC4, Class M2, 4.680% due 10/25/34 (c)	1,254,481
1,587,543	A2(i)	Credit Suisse First Boston Mortgage, Series 2001-HE8, Class M2, 4.880% due 2/25/31 (c)	1,593,437
376,062	BBB	Credit-Based Asset Servicing and Securitization, Series 2004-AN, Class A, 5.000% due 9/27/36 (a)	374,315
500,000	A	CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class M2, 5.030% due 11/25/31 (c)	501,645
263,059	BBB+	Finance America NIM Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (a)	262,926
1,000,000	A+	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF2, Class M4, 4.730% due 3/25/34 (c)	1,010,193
301,803	A-	First Franklin NIM Trust, Series 2004-FF7A, Class A, 5.000% due 9/27/34 (a)	300,476
		Fremont Home Loan Trust:
1,000,000	A+	Series 2004-01, Class M5, 4.930% due 2/25/34 (c)	1,012,115
1,750,000	A+	Series 2004-B, Class M4, 5.000% due 5/25/34 (c)	1,752,847
56,845	BBB+	Fremont NIM Trust, Series 2004-B, 4.703% due 5/25/34 (a)	56,800
429,172	BBB-	Long Beach Asset Holdings Corp., Series 2004-06, Class N2, 7.500% due 11/25/34 (a)	394,570
500,000	AA	Long Beach Mortgage Loan Trust, Series 2004-06, Class M2, 4.980% due 11/25/34 (c)	502,235
1,000,000	AA+	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M4, 4.830% due 9/25/34 (c)	1,010,445
		Merrill Lynch Mortgage Investors Inc.:
117,753	BBB+	Series 2004-WM2N, Class N1, 4.500% due 10/25/05 (a)	117,115
266,006	BBB-(e)	Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (a)	263,660
1,600,000	A	Morgan Stanley Asset Backed Securities Capital I, Series 2004-HE4, Class M2, 5.130% due 5/25/34 (c)	1,600,956
		New Century Home Equity Loan Trust:
1,250,000	AA	Series 2001-NC1, Class M2, 4.896% due 6/20/31 (c)	1,251,382
1,000,000	A	Series 2003-04, Class M2, 5.650% due 10/25/33 (c)	1,023,516
		Novastar Home Equity Loan:
2,500,000	A	Series 2003-04, Class M2, 5.455% due 2/25/34 (c)	2,550,139
1,000,000	A+	Series 2004-01, Class M4, 4.805% due 6/25/34 (c)	1,004,460
1,500,000	A	Series 2004-02, Class M5, 5.330% due 9/25/34 (c)	1,519,749
1,250,000	BBB	Series 2005-02, Class M10, 6.830% due 10/25/35 (c)	1,125,586
251,388	A	Novastar NIM Trust, Series 2004-N2, 4.458% due 6/26/34 (a)	250,585
		Option One Mortgage Loan Trust:
413,387	A	Series 2002-02, Class M2, 4.980% due 6/25/32 (c)	414,403
1,300,000	A	Series 2003-04, Class M2, 5.480% due 7/25/33 (c)	1,318,816
750,000	AA	Series 2004-02, Class M2, 4.880% due 5/25/34 (c)	750,449
339,935	BBB	Park Place Securities NIM Trust, Series 2005-WHQ2, Class A, 5.192% due 5/25/35 (a)	339,510
750,000	A-	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 5.730% due 3/25/34 (c)	760,288
		Sail NIM Notes:
150,206	Baa2(i)	Series 2003-BC2A, Class A, 7.750% due 4/27/33 (a)	141,357
4,550,000	BBB-(e)	Series 2003-BC2A, Class B, 7.750% due 4/25/33 (a)	2,677,398
155,383	BBB	Series 2004-002A, Class A, 5.500% due 3/27/34 (a)	155,488

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity - 1.9% (continued)
$369,330	BBB+	Series 2004-004A, Class A, 5.000% due 4/27/34 (a)	$369,171
541,203	BB+	Series 2004-10A, Class B, 7.000% due 11/27/34 (a)	517,864
		Series 2004-11A:
381,577	BBB	Class A2, 4.750% due 1/27/35 (a)	379,897
182,211	BB+	Class B, 7.500% due 1/27/35 (a)	178,403
283,760	A-	Series 2004-5A, Class A, 4.500% due 6/27/34 (a)	283,363
286,404	A-	Series 2004-8A, Class A, 5.000% due 9/27/34 (a)	284,975
349,801	A-	Series 2004-AA, Class A, 4.500% due 10/27/34 (a)	348,524
404,986	BBB-	Series 2004-AA, Class B, 7.500% due 10/27/34 (a)	323,989
236,263	BB	Series 2004-BN2A, Class B, 7.000% due 12/27/34 (a)	182,348
		Series 2005-1A:
151,892	BBB+	Class A, 4.250% due 2/27/35 (a)	151,130
417,691	BB+	Class B, 7.500% due 2/27/35 (a)	407,249
218,785	Ba2(i)	Saxon Asset Securities Trust, Series 1999-3, Class BF1A, 8.640% due 12/25/32	189,906
		Sharp SP I LLC, NIM Trust:
241,069	BBB	Series 2004-OP1N, 5.190% due 4/25/34 (a)	240,887
343,256	BBB	Series 2005-HE1N, 5.190% due 2/25/35 (a)	342,368
2,000,000	A	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2, 5.680% due 10/25/33 (c)	2,027,882
332,339	Aa2(i)	WMC Mortgage Loan Pass-Thru Certificates, Series 1999-A, Class M2, 5.268% due 10/15/29 (c)	332,853

		Total Home Equity	49,613,584

		TOTAL ASSET-BACKED SECURITIES (Cost - $51,394,790)	49,780,476

FACE AMOUNT
MORTGAGE-BACKED SECURITIES - 0.4%
FHLMC - 0.1%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
229,019		8.500% due 9/1/25	249,795
2,399,771		6.000% due 9/1/32	2,442,816

		TOTAL FHLMC	2,692,611

FNMA - 0.3%
		Federal National Mortgage Association (FNMA):
2,375,546		8.000% due 12/1/12	2,505,925
4,871,706		5.500% due 4/1/35	4,872,620

		TOTAL FNMA	7,378,545

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $10,324,239)	10,071,156

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
358,669	BB	Chase Commercial Mortgage Securities Corp., Series 2000-FL1A, Class E, 5.528% due 12/12/13 (a)(c)	357,998
		Commercial Mortgage Pass-Through Certificates:
2,000,000	AA+	Series 2002-FL6, Class E, 4.768% due 6/14/14 (a)(c)	2,006,834
342,225	A+	Series 2003-FL9, Class E, 4.768% due 11/15/15 (a)(c)	344,157
		Federal Home Loan Mortgage Corp. (FHLMC):
265,610	AAA	Series 2764, Class DT, 6.000% due 3/15/34 (c)	255,246
755,015	AAA	Series 2780, Class SL PAC, 6.000% due 4/15/34 (c)	788,882
1,850,659	A+	Impac CMB Trust, Series 2004-04, Class 2M2, 5.330% due 9/25/34 (c)	1,855,192
		MLCC Mortgage Investors Inc.:

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3% (continued)
$750,000	AA-	Series 2004-A, Class B2, 4.750% due 4/25/29 (c)	$749,508
750,000	AA-	Series 2004-B, Class B2, 4.710% due 5/25/29 (c)	754,589
1,458,387	A-	Sasco NIM Trust, Series 2003-12XS, Class A, 7.500% due 4/28/33 (a)	72,919
		Structured Asset Securities Corp.:
1,001,680	AA	Series 1998-2, Class M1, 4.930% due 2/25/28 (c)	1,002,572
530,861	AA(e)	Series 1998-3, Class M1, 4.830% due 3/25/28 (c)	531,427

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $10,057,578)	8,719,324

SOVEREIGN BOND - 0.0%
Canada - 0.0%
300,000	AA	Province of Ontario, Unsecured, 3.282% due 3/28/08 (Cost - $292,409)	290,985

SHARES
COMMON STOCKS - 55.6%
CONSUMER DISCRETIONARY - 5.9%
Hotels, Restaurants & Leisure - 0.8%
69,500		Ctrip.com International Ltd., ADR	4,453,560
322,800		McDonald’s Corp.	10,810,572
140,000		Outback Steakhouse Inc.	5,124,000

		Total Hotels, Restaurants & Leisure	20,388,132

Household Durables - 0.3%
367,200		Newell Rubbermaid Inc. (b)	8,317,080

Leisure Equipment & Products - 0.1%
115,000		Marvel Entertainment Inc. (b)*	2,055,050

Media - 3.6%
90,000		Cablevision Systems Corp., New York Group, Class A Shares*	2,760,300
600,000		Charter Communications Inc., Class A Shares (b)*	900,000
11,676		Discovery Holding Co., Class A Shares*	168,601
464,800		EchoStar Communications Corp., Class A Shares*	13,744,136
75,300		Focus Media Holding Ltd., ADR (b)*	2,013,522
290,000		Interpublic Group of Cos. Inc.*	3,375,600
508,347		Liberty Global Inc., Class A Shares*	13,766,037
508,347		Liberty Global Inc., Series C Shares*	13,089,935
186,495		Liberty Media Corp., Class A Shares*	1,501,285
309,800		News Corp., Class B Shares (b)	5,111,700
150,000		NTL Inc.*	10,020,000
59,400		ProQuest Co. (b)*	2,150,280
49,300		R.H. Donnelley Corp.*	3,118,718
100,000		Regal Entertainment Group, Class A Shares (b)	2,004,000
993,700		SES Global SA, FDR	15,636,554
225,000		Time Warner Inc.	4,074,750
107,400		WorldSpace Inc., Class A Shares (b)*	1,513,266

		Total Media	94,948,684

Multiline Retail - 0.5%
307,600		J.C. Penney Co. Inc.	14,586,392

Specialty Retail - 0.4%
152,500		Best Buy Co. Inc.	6,638,325
100,000		Sherwin-Williams Co.	4,407,000

		Total Specialty Retail	11,045,325

Textiles, Apparel & Luxury Goods - 0.2%
50,000		NIKE Inc., Class B Shares	4,084,000

		TOTAL CONSUMER DISCRETIONARY	155,424,663

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
CONSUMER STAPLES - 3.7%
Beverages - 0.2%
80,000	PepsiCo Inc.	$4,536,800

Food & Staples Retailing - 1.2%
160,000	CVS Corp.	4,641,600
590,000	Kroger Co.*	12,148,100
336,500	Wal-Mart Stores Inc.	14,745,430

	Total Food & Staples Retailing	31,535,130

Food Products - 0.8%
100,700	Hormel Foods Corp.	3,322,093
142,400	Kellogg Co.	6,568,912
185,000	McCormick & Co. Inc., Non Voting Shares	6,036,550
340,000	Sara Lee Corp.	6,443,000

	Total Food Products	22,370,555

Household Products - 0.6%
195,000	Kimberly-Clark Corp.	11,608,350
60,000	Procter & Gamble Co.	3,567,600

	Total Household Products	15,175,950

Personal Products - 0.1%
45,000	Gillette Co.	2,619,000

Tobacco - 0.8%
300,000	Altria Group Inc.	22,113,000

	TOTAL CONSUMER STAPLES	98,350,435

ENERGY - 8.5%
Energy Equipment & Services - 2.6%
171,600	BJ Services Co.	6,175,884
435,600	ENSCO International Inc.	20,294,604
190,000	GlobalSantaFe Corp.	8,667,800
178,500	Halliburton Co.	12,230,820
159,100	Nabors Industries Ltd.*	11,428,153
56,000	National-Oilwell Varco Inc.*	3,684,800
200,000	Pride International Inc.*	5,702,000

	Total Energy Equipment & Services	68,184,061

Oil, Gas & Consumable Fuels - 5.9%
197,000	Canadian Natural Resources Ltd.	8,902,430
135,500	CNX Gas Corp. (a)*	2,777,750
201,000	EOG Resources Inc.	15,054,900
474,400	Marathon Oil Corp.	32,700,392
506,700	Nexen Inc.	24,149,322
337,200	OPTI Canada Inc.*	11,472,846
81,200	Suncor Energy Inc.	4,915,036
344,400	Total SA, Sponsored ADR (b)	46,776,408
442,600	Williams Cos. Inc.	11,087,130

	Total Oil, Gas & Consumable Fuels	157,836,214

	TOTAL ENERGY	226,020,275

FINANCIALS - 13.4%
Capital Markets - 0.7%
20,000	Goldman Sachs Group Inc.	2,431,600
47,800	Legg Mason Inc.	5,243,182
25,000	Lehman Brothers Holdings Inc.	2,912,000
143,200	Merrill Lynch & Co. Inc.	8,785,320

	Total Capital Markets	19,372,102

Commercial Banks - 1.7%
410,348	Bank of America Corp.	17,275,651
100,000	Comerica Inc.	5,890,000

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Commercial Banks - 1.7% (continued)
50,000	Wachovia Corp.	$2,379,500
260,000	Wells Fargo & Co.	15,228,200
40,000	Zions Bancorporation	2,848,400

	Total Commercial Banks	43,621,751

Consumer Finance - 1.1%
65,000	American Express Co.	3,733,600
331,904	Capital One Financial Corp.	26,393,006

	Total Consumer Finance	30,126,606

Diversified Financial Services - 0.3%
201,180	JPMorgan Chase & Co.	6,826,037

Insurance - 1.3%
142,200	AFLAC Inc.	6,441,660
97,600	American International Group Inc.	6,047,296
25	Berkshire Hathaway Inc., Class A Shares*	2,050,000
132,100	Chubb Corp.	11,829,555
25,000	Hartford Financial Services Group Inc.	1,929,250
80,000	PartnerRe Ltd.	5,124,000

	Total Insurance	33,421,761

Real Estate - 7.2%
78,000	Alexandria Real Estate Equities Inc.	6,449,820
265,000	AMB Property Corp.	11,898,500
75,000	American Financial Realty Trust	1,065,000
30,000	Apartment Investment and Management Co., Class A Shares	1,163,400
180,000	Archstone-Smith Trust	7,176,600
100,000	Ashford Hospitality Trust Inc.	1,076,000
130,000	Avalonbay Communities Inc.	11,141,000
143,200	BioMed Realty Trust Inc.	3,551,360
71,200	Boston Properties Inc.	5,048,080
55,000	BRE Properties Inc., Class A Shares	2,447,500
181,900	CarrAmerica Realty Corp.	6,539,305
50,000	Developers Diversified Realty Corp.	2,335,000
85,000	Duke Realty Corp.	2,879,800
210,000	Equity Office Properties Trust	6,869,100
230,000	Equity Residential	8,705,500
120,000	Federal Realty Investment Trust	7,311,600
273,927	General Growth Properties Inc.	12,307,540
57,500	Global Signal Inc.	2,572,550
130,000	Gramercy Capital Corp.	3,114,800
37,400	Heritage Property Investment Trust (b)	1,309,000
110,000	Highwoods Properties Inc.	3,246,100
123,000	iStar Financial Inc.	4,972,890
100,000	Kimco Realty Corp.	3,142,000
30,000	Macerich Co.	1,948,200
29,000	Pan Pacific Retail Properties Inc.	1,911,100
345,000	ProLogis	15,286,950
160,000	PS Business Parks Inc.	7,328,000
85,000	Public Storage Inc.	5,695,000
105,227	Reckson Associates Realty Corp.	3,635,593
74,000	Regency Centers Corp.	4,251,300
165,000	Simon Property Group Inc.	12,229,800
188,977	SL Green Realty Corp. (b)	12,884,452
110,000	Vornado Realty Trust	9,528,200

	Total Real Estate	191,021,040

Thrifts & Mortgage Finance - 1.1%
230,000	Freddie Mac	12,985,800
255,000	Golden West Financial Corp.	15,144,450

	Total Thrifts & Mortgage Finance	28,130,250

	TOTAL FINANCIALS	352,519,547

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
HEALTH CARE - 7.6%
Biotechnology - 1.7%
420,500	Abgenix Inc. (b)*	$5,331,940
241,000	Amgen Inc.*	19,200,470
35,300	CuraGen Corp. (b)*	174,735
160,400	CV Therapeutics Inc. (b)*	4,290,700
256,790	Cytori Therapeutics Inc.*	1,325,248
10,000	Cytori Therapeutics Inc. Registered: S Shares (b)(f)	55,000
75,500	Genentech Inc.*	6,357,855
169,100	InterMune Inc. (b)*	2,798,605
195,200	Protein Design Labs Inc. (b)*	5,465,600

	Total Biotechnology	45,000,153

Health Care Equipment & Supplies - 0.8%
241,300	DJ Orthopedics Inc. (b)*	6,983,222
227,900	Zimmer Holdings Inc.*	15,700,031

	Total Health Care Equipment & Supplies	22,683,253

Health Care Providers & Services - 2.7%
90,000	Aetna Inc.	7,752,600
175,200	Coventry Health Care Inc.*	15,070,704
208,800	DaVita Inc.*	9,619,416
76,500	PacifiCare Health Systems Inc.*	6,103,170
149,300	UnitedHealth Group Inc.	8,390,660
313,600	WellPoint Inc.*	23,777,152

	Total Health Care Providers & Services	70,713,702

Pharmaceuticals - 2.4%
105,936	GlaxoSmithKline PLC, Sponsored ADR	5,432,398
163,300	Novartis AG, Sponsored ADR	8,328,300
446,600	Pfizer Inc.	11,151,602
118,300	Sanofi-Aventis	9,806,921
166,100	Sanofi-Aventis, ADR	6,901,455
297,500	Sepracor Inc.*	17,549,525
100,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR (b)	3,342,000

	Total Pharmaceuticals	62,512,201

	TOTAL HEALTH CARE	200,909,309

INDUSTRIALS - 4.3%
Aerospace & Defense - 1.7%
459,700	Boeing Co.	31,236,615
337,700	Raytheon Co.	12,839,354

	Total Aerospace & Defense	44,075,969

Building Products - 0.5%
289,500	American Standard Cos. Inc.	13,476,225

Commercial Services & Supplies - 0.1%
71,500	Avery Dennison Corp.	3,745,885

Construction & Engineering - 0.4%
372,900	Chicago Bridge & Iron Co. NV, New York Shares	11,593,461

Industrial Conglomerates - 1.2%
932,000	General Electric Co.	31,380,440

Machinery - 0.3%
269,000	Navistar International Corp.*	8,723,670

Trading Companies & Distributors - 0.1%
45,300	MSC Industrial Direct Co. Inc., Class A Shares	1,502,601

	TOTAL INDUSTRIALS	114,498,251

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 2.0%
677,384	ADC Telecommunications Inc. (b)*	$15,484,998
733,800	Nokia Oyj, Sponsored ADR	12,408,558
7,410,200	Nortel Networks Corp. (b)*	24,157,252

	Total Communications Equipment	52,050,808

Computers & Peripherals - 0.8%
380,000	EMC Corp.*	4,917,200
84,600	Lexmark International Inc., Class A Shares*	5,164,830
238,300	SanDisk Corp.*	11,497,975

	Total Computers & Peripherals	21,580,005

Electronic Equipment & Instruments - 0.0%
7,900	Dolby Laboratories Inc., Class A Shares*	126,400

Internet Software & Services - 0.4%
257,200	Digitas Inc. (b)*	2,921,792
40,500	Jupitermedia Corp. (b)*	717,255
237,900	SINA Corp. (b)*	6,542,250

	Total Internet Software & Services	10,181,297

IT Services - 0.1%
119,500	Wright Express Corp.*	2,580,005

Semiconductors & Semiconductor Equipment - 1.4%
325,000	Applied Materials Inc.	5,512,000
275,000	ASML Holding NV, NY Registered Shares (b)*	4,540,250
554,100	Maxim Integrated Products Inc.	23,632,365
116,900	Xilinx Inc.	3,255,665

	Total Semiconductors & Semiconductor Equipment	36,940,280

Software - 1.5%
170,000	Cognos Inc.*	6,618,100
77,000	Macromedia Inc.*	3,131,590
152,000	Mercury Interactive Corp.*	6,019,200
911,600	Microsoft Corp.	23,455,468

	Total Software	39,224,358

	TOTAL INFORMATION TECHNOLOGY	162,683,153

MATERIALS - 1.7%
Chemicals - 0.9%
269,000	Air Products & Chemicals Inc.	14,832,660
210,000	E.I. du Pont de Nemours & Co.	8,225,700

	Total Chemicals	23,058,360

Metals & Mining - 0.6%
318,500	Barrick Gold Corp.	9,252,425
338,000	Compass Minerals International Inc.	7,774,000

	Total Metals & Mining	17,026,425

Packaging & Containers - 0.2%
100,000	Sealed Air Corp.*	4,746,000

	TOTAL MATERIALS	44,830,785

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.6%
108,500	Citizens Communications Co.	1,470,175
155,000	IDT Corp., Class B Shares*	1,889,450
1,717,863	Telewest Global Inc.*	39,424,956

	Total Diversified Telecommunication Services	42,784,581

Wireless Telecommunication Services - 1.7%
176,900	ALLTEL Corp.	11,517,959

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Wireless Telecommunication Services - 1.7% (continued)
284,570	American Tower Corp., Class A Shares*	$7,100,022
348,700	Dobson Communications Corp., Class A Shares (b)*	2,678,016
175,000	Nextel Partners Inc., Class A Shares*	4,392,500
751,558	Sprint Nextel Corp.	17,872,049

	Total Wireless Telecommunication Services	43,560,546

	TOTAL TELECOMMUNICATION SERVICES	86,345,127

UTILITIES - 1.0%
Electric Utilities - 0.4%
100,000	Entergy Corp.	7,432,000
125,000	ITC Holdings Corp. (b)	3,622,500

	Total Electric Utilities	11,054,500

Independent Power Producers & Energy Traders - 0.3%
150,000	AES Corp.*	2,464,500
106,900	NRG Energy Inc. (b)*	4,553,940

	Total Independent Power Producers & Energy Traders	7,018,440

Multi-Utilities - 0.3%
156,600	Sempra Energy	7,369,596

	TOTAL UTILITIES	25,442,536

	TOTAL COMMON STOCKS (Cost - $1,130,896,653)	1,467,024,081

PREFERRED STOCK - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
1,336	Spanish Broadcasting System Inc., Series B, 10.750% (j) (Cost - $1,360,189)	1,432,860

CONVERTIBLE PREFERRED STOCKS - 2.0%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
50,000	Hanover Compressor Capital Trust, 7.250% due 12/14/29 (b)	2,550,000

FINANCIALS - 1.4%
Real Estate - 1.1%
430,000	Host Marriott Finance Trust, 6.750% due 12/2/26*	23,757,500
105,000	Simon Property Group Inc., 6.000% due 12/31/49 (b)*	6,625,500

		30,383,000

Thrifts & Mortgage Finance - 0.3%
155,000	Sovereign Capital Trust IV, 4.375% due 3/1/34 (b)*	6,878,125

	TOTAL FINANCIALS	37,261,125

MATERIALS - 0.2%
Containers & Packaging - 0.2%
200,000	Smurfit-Stone Container Corp., Series A, 7.000% due 2/15/12 (b)(j)	4,580,000

TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
46,733	Dobson Communications Corp., 6.000% due 8/19/16 (b)	8,149,067

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $43,627,948)	52,540,192

CONTRACTS
PURCHASED OPTION - 0.2%
4,800	S&P 500 Index, Put @ 1,175, expires 12/05 (Cost - $6,302,400)	5,088,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,136,474,399)	2,485,964,607

See Notes to Schedule of Investments.

SB CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 19.8%
Repurchase Agreements - 5.3%
$88,029,000	Interest in $600,615,000 joint tri-party repurchase agreement dated 9/30/05 with Banc of America Securities LLC, 3.800% due 10/3/05; Proceeds at maturity - $88,056,876; (Fully collateralized by various U.S. government agency obligations, 1.800% to 5.930% due 10/19/05 to 10/27/23; Market value - $89,789,580)	$88,029,000
50,000,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05 with Greenwich Capital Markets Inc., 3.850% due 10/3/05; Proceeds at maturity - $50,016,042; (Fully collateralized by various U.S. government agency & Treasury obligations, 0.000% to 9.375% due 10/15/05 to 8/6/38; Market value - $51,000,023)	50,000,000

	Total Repurchase Agreements (Cost - $138,029,000)	138,029,000

SHARES
Securities Purchased from Securities Lending Collateral - 14.5%
383,210,488	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $383,210,488)	383,210,488

	TOTAL SHORT-TERM INVESTMENTS (Cost - $521,239,488)	521,239,488

	TOTAL INVESTMENTS - 114.1% (Cost - $2,657,713,887#)	3,007,204,095
	Liabilities in Excess of Other Assets - (14.1)%	(370,552,248)

	TOTAL NET ASSETS - 100.0%	$2,636,651,847

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees unless otherwise noted.

(b)	All or a portion of this security is on loan (See Notes 1 and 2).

(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005.

(d)	Security is currently in default.

(e)	Rating by Fitch Rating Service. All ratings are unaudited.

(f)	Security is valued in good faith at fair value by or under the direction of the board of trustees.

(g)	Convertible bonds are exchangeable for common stock of Sprint Nextel Corp.

(h)	Illiquid security.

(i)	Rating by Moody’s Investors Service Inc. All ratings are unaudited.

(j)	Pay-in-kind securities.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Fiduciary Depositary Receipt
LIN	— Line of Credit
MASTR	— Mortgage Asset Securitization Transactions Inc.
NIM	— Net Interest Margin
PAC	— Planned Amortization Cost
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”) — Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The SB Capital and Income Fund (the “Fund”), a separate diversified investment fund of Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$414,455,619
Gross unrealized depreciation	(64,965,411)

Net unrealized appreciation	$349,490,208

At September 30, 2005, the Fund loaned securities having a market value of $373,447,587. The Fund received cash collateral amounting to $383,210,488 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 29, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date November 29, 2005